Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 10,892,688	₩ 10,508,462
Cash and cash equivalents (except for cash on hand) [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,226,608	2,284,885
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	5,784,228	5,425,996
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,256,266	1,097,348
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	557,041	398,797
Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	58,576	29,843
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	541,657	714,653
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7,086	6,909
Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	441,804	484,271
Financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 19,422	₩ 65,760